Shareholder Report, Line Graph (Details) 193212_Relative Strength Managed Volatility Strategy ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jan. 13, 2025	Dec. 31, 2025
Relative Strength Managed Volatility Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Relative Strength Managed Volatility Strategy ETF NAV
Accumulated Value	$ 10,000	$ 11,063
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 11,875